Short and long-term documents: Additional information (Details) $ in Thousands, $ in Thousands				1 Months Ended
	Sep. 22, 2023	Oct. 20, 2022	Mar. 22, 2013 MXN ($)	May 31, 2022 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	May 31, 2022 MXN ($)	May 31, 2022 USD ($)	Jun. 24, 2015 MXN ($)	Jun. 24, 2015 USD ($)	Mar. 22, 2013 USD ($)
Long-term debt:
Proportion of interest in subsidiary	60.00%	60.00%
Debt coverage ratio					2.4	2.4	1.7	1.7
Aerostar
Long-term debt:
Notional amount			$ 4,471,000										$ 350,000
Borrowings, interest rate											6.75%	6.75%
Debt coverage ratio									1.0	1.0
Senior secured notes due on March 22, 2035
Long-term debt:
Notional amount					$ 8,983,824	$ 600,000	$ 10,549,929	$ 600,000
Borrowings, interest rate			5.75%										5.75%
Debt Instrument, Quoted Yield			2.39%
Spread Credit			336										336
Senior secured notes due on March 22, 2035 | Aerostar
Long-term debt:
Principal Amount With Modified Payment Terms				$ 50,000
Notional amount									$ 3,947,522	$ 200,000	$ 737,000	$ 50,000
Debt Instrument, Quoted Yield				4.92%